1607(b, c) Reports, Opinions, Appraisals, and Negotiations	Sep. 30, 2026
Preparer and Summary [Line Items]
Report, Opinion, or Appraisal Summary [Text Block]

Opinion of Houlihan

Introduction

Based on Houlihan’s qualifications, expertise and reputation, and its knowledge of, and involvement in, recent transactions in the industry in which Everli operates, Melar retained Houlihan to act as its financial advisor to render a written opinion as to whether, as of the date thereof, the consideration to be issued, paid or exchanged in the Business Combination is fair from a financial point of view to the Melar Shareholders. On August 6, 2025, Houlihan rendered its oral opinion to the management team of Melar (which was reaffirmed by delivery of Houlihan’s written opinion on September 11, 2025), and based upon and subject to the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of review undertaken by Houlihan, as set forth in Houlihan’s written opinion, (i) the consideration to be issued, paid or exchanged in the Business Combination is fair from a financial point of view to the Melar Shareholders and (ii) the Business Combination is fair from a financial point of view to the Melar Shareholders that are unaffiliated with the Sponsor.

The full text of the written opinion of Houlihan delivered to the Melar Board, dated September 11, 2025, is attached as Annex F and incorporated by reference into this proxy statement/prospectus in its entirety. The opinion sets forth, among other things, the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of the review undertaken by Houlihan in rendering its opinion. All Melar Shareholders are urged to, and should, read the opinion carefully and in its entirety. Houlihan’s opinion was directed to the Melar Board and addressed only the fairness of (i) the consideration to be issued, paid or exchanged in the Business Combination is fair from a financial point of view to the Melar Shareholders and (ii) the Business Combination is fair from a financial point of view to the Melar Shareholders that are unaffiliated with the Sponsor, in each case, as of the date of the opinion. Houlihan’s opinion did not address any other aspect or implications of the Business Combination and does not constitute an opinion, advice or recommendation as to how any Melar Shareholder should vote at the Meeting. In addition, Houlihan’s opinion did not in any manner address the prices at which the New Melar Class A common stock would trade following the consummation of the Business Combination or at any time. The summary of Houlihan’s opinion set forth in this proxy statement/prospectus is qualified in its entirety by reference to the full text of Houlihan’s written opinion attached as Annex F hereto.

For purposes of rendering its opinion, Houlihan, among other things:

•        Held discussions with certain members of Melar management and Everli management regarding the Business Combination, the business of Everli, and the future outlook for Everli;

•        Reviewed information provided by Melar and Everli including, but not limited to:

•        non-binding term sheet between Melar and Everli, dated April 16, 2025;

•        financial statements for the Everli, including:

•        the most recently available balance sheet, dated May 31, 2025;

•        historical income statements of Everli S.p.A. for the fiscal years ended December 31, 2019, through December 31, 2024; and

•        forecast income statements for fiscal years ending December 31, 2025, through December 31, 2029;

•        the investor presentation of Everli, dated June 2025;

•        the redlined draft Merger Agreement, dated July 10, 2025;

•        certain publicly available filings from Melar; and

•        a representation letter from Melar management representing certain information that Houlihan was directed to rely on, including forecasted revenue of Everli for the years ended December 31, 2026 and 2027, for the purposes of this opinion.

•        Discussed with Melar management and Everli management the status of current outstanding legal and environmental claims (if any) and confirmed that any potential related financial exposure has been properly disclosed;

•        Reviewed the industry in which Everli operates, which included a review of (i) certain industry research, (ii) certain comparable publicly traded companies and (iii) certain mergers and acquisitions of comparable businesses;

•        Developed indications of value for Everli using generally accepted valuation methodologies; and

•        Reviewed certain other relevant, publicly available information, including economic, industry, and Everli-specific information.

In addition, Houlihan had discussions with Everli management concerning the material terms of the Business Combination and Everli’s business and operations, assets, present condition and future prospects, and undertook such other studies, analyses and investigations as Houlihan deemed relevant, necessary or appropriate.

In rendering the opinion, Houlihan relied upon and assumed, without independent verification, the accuracy, completeness, and reasonableness of the financial, legal, tax, and other information discussed with or reviewed by Houlihan. Houlihan further relied upon the assurances and representations from Melar management that they were unaware of any facts that would make the information provided to Houlihan to be incomplete or misleading in any material respect for the purposes of Houlihan rendering the opinion. Houlihan did not assume responsibility for any independent verification of this information, nor did it assume any obligation to verify this information. Nothing came to Houlihan’s attention in the course of the engagement which would lead Houlihan to believe that (i) any information provided to Houlihan or assumptions made by Houlihan were insufficient or inaccurate in any material respect or (ii) it was unreasonable for Houlihan to use and rely upon such information or make such assumptions. For the avoidance of doubt, Melar management directed Houlihan to rely on certain forecasted financial information (the “Forecast”) in preparation of the opinion. The Forecast represented Melar management’s good faith assessment of Melar’s future performance pro forma for Closing of the Business Combination, and Melar management had a reasonable basis for such an assessment. Houlihan had no role whatsoever in the preparation of the Forecast, nor was Houlihan asked to provide an outside “reasonableness review” of the Forecast. Further, Melar did not engage Houlihan to audit or otherwise validate any of the Forecast’s underlying inputs and assumptions. Melar management found that Houlihan summarized and presented the Forecast accurately.

In arriving at the opinion, Houlihan did not make any independent evaluation or appraisal of any of the assets or liabilities (contingent or otherwise) of Everli, nor was Houlihan furnished with any such evaluations or appraisals, other than the unaudited financial statements of Everli. The opinion, which is attached as Annex F hereto, is therefore necessarily based upon financial, market, economic, and other conditions, and circumstances as they exist and have been disclosed, and can be evaluated, as of August 6, 2025 without independent verification. Houlihan is not requested to opine as to, and the opinion does not address, the tax, accounting, or legal consequences of the Business Combination to either Melar, its security holders, or any other party. Houlihan relied as to all legal, tax and accounting matters on advice of Melar management and its third-party legal, tax and accounting advisors. Houlihan understood and assumed that Melar has obtained or will obtain such advice as it deems necessary or appropriate from qualified legal, tax, accounting, environmental, regulatory, and other professionals.

Report, Opinion, or Appraisal Summary, Procedures Followed [Text Block]

Based on Houlihan’s qualifications, expertise and reputation, and its knowledge of, and involvement in, recent transactions in the industry in which Everli operates, Melar retained Houlihan to act as its financial advisor to render a written opinion as to whether, as of the date thereof, the consideration to be issued, paid or exchanged in the Business Combination is fair from a financial point of view to the Melar Shareholders. On August 6, 2025, Houlihan rendered its oral opinion to the management team of Melar (which was reaffirmed by delivery of Houlihan’s written opinion on September 11, 2025), and based upon and subject to the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of review undertaken by Houlihan, as set forth in Houlihan’s written opinion, (i) the consideration to be issued, paid or exchanged in the Business Combination is fair from a financial point of view to the Melar Shareholders and (ii) the Business Combination is fair from a financial point of view to the Melar Shareholders that are unaffiliated with the Sponsor.

Report, Opinion, or Appraisal Summary, Findings and Recommendations [Text Block]	Houlihan’s opinion did not address any other aspect or implications of the Business Combination and does not constitute an opinion, advice or recommendation as to how any Melar Shareholder should vote at the Meeting. In addition, Houlihan’s opinion did not in any manner address the prices at which the New Melar Class A common stock would trade following the consummation of the Business Combination or at any time.
Report, Opinion, or Appraisal Summary, Bases for Findings and Methods [Text Block]

For purposes of rendering its opinion, Houlihan, among other things:

•        Held discussions with certain members of Melar management and Everli management regarding the Business Combination, the business of Everli, and the future outlook for Everli;

•        Reviewed information provided by Melar and Everli including, but not limited to:

•        non-binding term sheet between Melar and Everli, dated April 16, 2025;

•        financial statements for the Everli, including:

•        the most recently available balance sheet, dated May 31, 2025;

•        historical income statements of Everli S.p.A. for the fiscal years ended December 31, 2019, through December 31, 2024; and

•        forecast income statements for fiscal years ending December 31, 2025, through December 31, 2029;

•        the investor presentation of Everli, dated June 2025;

•        the redlined draft Merger Agreement, dated July 10, 2025;

•        certain publicly available filings from Melar; and

•        a representation letter from Melar management representing certain information that Houlihan was directed to rely on, including forecasted revenue of Everli for the years ended December 31, 2026 and 2027, for the purposes of this opinion.

•        Discussed with Melar management and Everli management the status of current outstanding legal and environmental claims (if any) and confirmed that any potential related financial exposure has been properly disclosed;

•        Reviewed the industry in which Everli operates, which included a review of (i) certain industry research, (ii) certain comparable publicly traded companies and (iii) certain mergers and acquisitions of comparable businesses;

•        Developed indications of value for Everli using generally accepted valuation methodologies; and

•        Reviewed certain other relevant, publicly available information, including economic, industry, and Everli-specific information.

Report, Opinion, or Appraisal Summary, Limitations Imposed [Text Block]

Rights of Appraisal and Payment

Under the NRS, subject to certain exceptions, New Melar’s stockholders may have dissenters’ rights in connection with certain mergers or share exchanges involving New Melar. Stockholders who properly exercise and perfect their dissenters’ rights in accordance with the procedures set forth in the NRS may be entitled to receive payment of the fair value of their shares, as determined pursuant to the NRS. However, dissenters’ rights are not available in all circumstances and may be subject to significant limitations under Nevada law.